EXCHANGEABLE NOTES (Schedule of Carrying Value of Exchangeable Notes) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Borrowings [abstract]
Exchangeable senior notes	$ 81,382	$ 92,955	$ 92,232
Total value of embedded derivatives - liability	238	2,230
Total non-current liabilities	$ 81,620	$ 95,185